Employee Benefit Plans (Plans with Accumulated Benefit Obligation ("ABO") in Excess of Plan Assets) (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Plans with Accumulated Benefit Obligation ("ABO") in Excess of Plan Assets
ABO for the defined benefit pension plans	$ 2,255	$ 2,172
Defined benefit pension plans
Plans with Accumulated Benefit Obligation ("ABO") in Excess of Plan Assets
ABO	90	114
Fair value of plan assets	11	37
Funded Status	$ (79)	$ (77)